Income Taxes (Tables)	6 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Provision for Federal Income Tax

The provision for Federal income tax consists of the following:

	Restated (Note 9) As of December 31, 2018	As of December 31, 2017	As of June 30, 2018	As of June 30, 2017
	(Audited)	(Unaudited)	(Audited)	(Audited)
Non-current deferred tax assets:
Net operating loss carryforward	$(15,823)	$(1,466)	$(5,445)	(4,061)
Valuation allowance	$15,823	$1,466	$5,445	4,061
Net deferred tax assets	$-	$-	$-	-